Subsidiaries	12 Months Ended
Dec. 31, 2021
Disclosure of subsidiaries [abstract]
Subsidiaries
19	Subsidiaries
The following list contains only the particulars of subsidiaries which principally affected the results, assets or liabilities of the Group. The class of shares held is ordinary unless otherwise stated.

				Proportion of ownership interest
Name of company	Place of incorporation and business	Particulars of paid-up capital ’000		Group’s effective interest	Held by the Company	Held by a subsidiary	Principal activity
Shanghai Petrochemical Investment Development Company Limited (“Toufa”)	Mainland China	RMB	1,000,000	100.00	100.00	—	Investment management

China Jinshan Associated Trading Corporation (“Jinmao”)	Mainland China	RMB	25,000	67.33	67.33	—	Import and export of petrochemical products and equipment
Shanghai Jinchang Engineering Plastics Company Limited (“Jinchang”)	Mainland China	USD	9,154	74.25	—	74.25	Production of polypropylene compound products
Shanghai Golden Phillips Petrochemical Company Limited (“Jinfei”)	Mainland China	RMB	415,623	100.00	—	100.00	Production of polyethylene products
Shanghai Jinshan Trading Corporation (“JMGJ”)	Mainland China	RMB	100,000	67.33	—	67.33	Import and export of petrochemical products
Zhejiang Jinlian Petrochemical Storage and Transportation Co., Ltd. (“Jinlian”)	Mainland China	RMB	400,000	100.00	—	100.00	Trading of petrochemical products
a.    The total comprehensive income attributable to
non-controlling
interests for the year ended 31 December 2021 is RMB3,175 thousand (2019: loss of RMB11,437 thousand, 2020: RMB11,326 thousand).
b.     On 23 August 2019, the Group disposed 75% share of Zhejiang Jin Yong Acrylic Fiber Company Limited, a former subsidiary of the Group, due to its bankruptcy and liquidation. The disposal loss amounted RMB 60,951 thousands was included in Other gains – net (Note 8) for the year ended 31 December 2019.
c.    On 30 June 2020, one of the Company’s subsidiaries, Toufa acquired 100% share of Zhejiang Zhonghang Oil Petrochemical Storage and Transportation Co., Ltd., renamed as Jinlian, from China Aviation Oil Group Logistics Co., Ltd., with the total purchase consideration of RMB340,369 thousand.